CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents

	As of December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Cash on hand	99	382	1,279	53,591
Cash at banks	2,574,817	4,271,060	4,000,993	167,644,054
Cash equivalents	450,000	—	—	—
Total cash and cash equivalents	3,024,916	4,271,442	4,002,272	167,697,645
Short-term restricted cash in short-term prepayments and other receivables	—	—	96,446	4,041,146
Long-term restricted cash in other non-current assets	—	—	660,363	27,669,614
Total cash, cash equivalents and restricted cash	3,024,916	4,271,442	4,759,081	199,408,405